SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2024
Segment Information
SEGMENT INFORMATION

13.	SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Three months ended March 31, 2024			Three months ended March 31, 2023
	Canada	USA	Total	Canada	USA	Total
	$	$	$	$	$	$
Bus Sales	7,016	—	7,016	—	987	987
Truck Sales	4,842	—	4,842	480	—	480
Vehicle Sales	11,858	—	11,858	480	987	1,467

Spare part sales	1,101	228	1,329	972	210	1,182
Operating lease revenue	7	40	47	—	—	—
Other revenue	1,108	268	1,376	972	210	1,182

Total Revenue	12,966	268	13,234	1,452	1,197	2,649

During the three months ended March 31, 2024, the Company had sales of $2,943, $2,898, $2,110 and $2,082 to four end customers, representing 22%, 22%, 16% and 16% of total sales, respectively. During the three months ended March 31, 2023, the Company had sales of $987, $484, and $321 to three end customers, representing 37%, 18% and 12% of total sales, respectively.

During the three months ended March 31, 2024, the Company had outstanding accounts receivable of $2,661, $1,443 and $1,080 to three end customers representing 35%, 19% and 14% of total accounts receivable, respectively. During the three months ended March 31, 2023, the Company had outstanding accounts receivable of $1,436 and $1,065 to two end customers representing 40% and 30% of total accounts receivable, respectively.